SIGNIFICANT ACCOUNTING POLICIES - Share-based payments (Details) - PSU's	Dec. 12, 2017
Minimum
Share-based payments
Percentage of vesting number of units	0.00%
Maximum
Share-based payments
Percentage of vesting number of units	200.00%